As filed with the Securities and Exchange Commission on April 29, 2002

                                                     Registration No. 333-83294

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                     ------

                                   FORM N-14

                          REGISTRATION STATEMENT UNDER

                           THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No. /__/ Post-Effective Amendment No. /1/

                        (Check appropriate box or boxes)



                             USAA INVESTMENT TRUST
                             ---------------------
               (Exact name of registrant as specified in charter)

                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
                           -------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (210) 498-0600
                                                            -------------
                          Michael D. Wagner, Secretary
                             USAA Investment Trust
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
                         -----------------------------
               (Name and Address of Agent for Service of Process)


             It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

        The title of securities being registered is shares of beneficial interest. No filing fee is required because an indefinite number of shares have previously been registered pursuant to Section 24(f) of the
                   Investment Company Act of 1940, as amended.

                             USAA INVESTMENT TRUST

                CONTENTS OF REGISTRATION STATEMENT ON FORM N-14


This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Part A - Prospectus/Information Statement*
Part B - Statement of Additional Information*
Part C - Other Information

Signature Pages

Exhibits

*Previously filed in Registrant's Registration Statement on Form N-14, file No. 333-83294, on February 22, 2002, and subsequently filed in definitive form pursuant to Rule 497 on March 28, 2002.

The sole purpose of this filing is to include in the Registration Statement the Definitive Plan of Reorganization and Termination (Exhibit 4) and the Opinion and Consent of Counsel on Tax Matters (Exhibit 12) for the reorganization of USAA Growth Strategy Fund and USAA Cornerstone Strategy Fund, series of the Registrant.

                             USAA INVESTMENT TRUST
                                     PART C
                               OTHER INFORMATION

Item 15.      INDEMNIFICATION.

              Protection for the liability of the adviser and underwriter and for the officers and trustees of the Registrant is provided by two methods:

         (a) THE TRUSTEE AND OFFICER LIABILITY POLICY. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of any Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant. The Trust will not pay for such insurance to the extent that payment therefor is in violation of the Investment Company Act of 1940 or the Securities Act of 1933.

         (b) INDEMNIFICATION PROVISIONS UNDER AGREEMENT AND DECLARATION OF TRUST. Under Article VI of the Registrant's Agreement and Declaration of Trust, each of its trustees and officers or any person serving at the Registrant's request as a director, officer or trustee of another entity in which the Registrant has any interest as a shareholder, creditor or otherwise ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such an officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by
               (a) a vote of a majority of a quorum of trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund of the Registrant in question in advance of the final disposition of any such action, suit or proceeding, provided that the covered person shall have undertaken to repay the amounts so paid to the Fund of
               Registrant in question if it is ultimately determined that indemnification of such expenses is not authorized under Article VI of the Agreement and Declaration of Trust and (i) the Covered Person shall have provided security for such undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. As to any matter disposed of by a compromise payment by any such Covered Person pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested trustees of the Registrant who are not a party to the proceeding or (b) by an independent legal counsel in a written opinion. Approval by the trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery form any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant or to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Agreement and Declaration of the Trust or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.                            EXHIBITS.
--------                            ---------

 EXHIBIT
  NUMBER                     DESCRIPTION
-----------------------------------------------------------------------------


(1)       (a)   First Amended and Restated Master Trust Agreement, June 2, 1995.
                Incorporated by reference to Post-Effective Amendment No. 20 and filed with the Securities and Exchange Commission on June 15, 1995.

          (b) Amendment No. 1 dated July 12, 1995. Incorporated by reference to Post-Effective Amendment No. 21 and filed with the Securities and Exchange Commission on September 26, 1995.

(2) By-laws, as amended February 11, 1999. Incorporated by reference to Post-Effective Amendment No. 29 and filed with the Securities and Exchange Commission on September 28, 2000.

(3)             Not Applicable

(4)             Plan of Reorganization and Termination. Filed herewith.

(5)             Not Applicable

(6)       (a)   Advisory Agreement dated August 1, 2001. Incorporated by
                reference to Post-Effective Amendment No. 30 and filed with the Securities and Exchange Commission on August 1, 2001.

          (b) Administration and Servicing Agreement dated August 1, 2001. Incorporated by reference to Post-Effective Amendment No. 30 and filed with the Securities and Exchange Commission on August 1, 2001.

(7) Underwriting Agreement dated July 9, 1990. Incorporated by reference to Post-Effective Amendment No. 21 and filed with the Securities and Exchange Commission on September 26, 1995.

(8)             Not Applicable

(9) Custodian Agreement dated July 1, 2001. Incorporated by reference to Post-Effective Amendment No. 30 and filed with the Securities and Exchange Commission on August 1, 2001.

(10)            Not Applicable

(11) Opinion and Consent of Kirkpatrick & Lockhart LLP. Previously filed with the Securities and Exchange Commission on February 22, 2002, as part of Registrant's Form N-14 Registration Statement.

(12) Opinion and Consent of Kirkpatrick & Lockhart LLP Regarding Certain Tax Matters. Filed herewith.

(13)      (a)   Transfer Agency Agreement dated January 23, 1992. Incorporated by reference to Post-Effective Amendment No. 21 and filed with the Securities and Exchange Commission on September 26, 1995.

          (b) Transfer Agency Fee Schedule dated August 1, 2001. Incorporated by reference to Post-Effective Amendment No. 30 and filed with the Securities and Exchange Commission on August 1, 2001.

(14) Consent of KPMG LLP, Independent Auditors. Previously filed with the Securities and Exchange Commission on February 22, 2002, as part of Registrant's Form N-14 Registration Statement.

(15)            Not Applicable

(16)            Powers of Attorney for Robert G. Davis, David G. Peebles, Robert
                L. Mason, Richard A. Zucker, Barbara B. Dreeben, Michael F. Reimherr, and Laura T. Starks dated July 19, 2000. Incorporated by reference to Post-Effective Amendment No. 29 and filed with the Securities and Exchange Commission on September 28, 2000. Powers of Attorney for Christopher W. Claus and David M. Holmes dated July 27, 2001. Incorporated by reference to Post-Effective Amendment No. 30 and filed with the Securities and Exchange Commission on August 1, 2001.

(17)            Not Applicable

Item 17.        UNDERTAKINGS

                (1) Registrant hereby agrees that prior to any public reoffering of the securities registered through the use of a prospectus, which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1993, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                (2) Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 ("1933 Act"), USAA INVESTMENT TRUST certifies that this Post-Effective Amendment meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in San Antonio, Texas on the 29th day of April, 2002.

                                            USAA INVESTMENT TRUST

                                            By:         *
                                                ----------------------------
                                                Christopher W. Claus
                                                President


     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                              TITLE                          DATE


________*______________       Chairman of the                   April 29, 2002
Robert G. Davis               Board of Trustees

________*_______________      Vice Chairman of the Board        April 29, 2002
Christopher W. Claus          of Trustees and President
                              (Principal Executive Officer)

________*______________       Treasurer (Principal              April 29, 2002
David Holmes                  Financial and
                              Accounting Officer)

________*_______________      Trustee                           April 29, 2002
David G. Peebles

________*_______________      Trustee                           April 29, 2002
Robert L. Mason

________*______________       Trustee                           April 29, 2002
Michael F. Reimherr

________*______________       Trustee                           April 29, 2002
Richard A. Zucker

________*______________       Trustee                           April 29, 2002
Barbara B. Dreeben

________*______________       Trustee                           April 29, 2002
Laura T. Starks

*By: /S/ MARK S. HOWARD
     ------------------
Mark S. Howard, Attorney-in-Fact, under Powers of Attorney July 19, 2000, incorporated by reference to Post-Effective Amendment No. 29, and filed with Securities and Exchange Commission on September 28, 2000; and July 27, 2001, incorporated by reference to Post-Effective Amendment No. 30, and filed with Securities and Exchange Commission on August 1, 2001.

                             USAA INVESTMENT TRUST
                                   FORM N-14

                               INDEX TO EXHIBITS

                                                                  Sequentially
Exhibit                                                            Numbered
Number                        Description                            Page
-------------------------------------------------------------------------------

(1)       (a)   First Amended and Restated Master Trust Agreement,
                June 2, 1995. Incorporated by reference to Post-Effective
                Amendment No. 20 and filed with the Securities and Exchange Commission on June 15, 1995.

          (b) Amendment No. 1 dated July 12, 1995. Incorporated by reference to Post-Effective Amendment No. 21 and filed with the Securities and Exchange Commission on September 26, 1995.

(2) By-laws, as amended February 11, 1999. Incorporated by reference to Post-Effective Amendment No. 29 and filed with the Securities and Exchange Commission on September 28, 2000.

(3)             Not Applicable

(4)             Plan of Reorganization and Termination.
                Filed herewith.                                               11

(5)             Not Applicable

(6)       (a)   Advisory Agreement dated August 1, 2001. Incorporated
                by reference to Post-Effective Amendment No. 30 and filed with the Securities and Exchange Commission on August 1, 2001.

          (b) Administration and Servicing Agreement dated August 1, 2001. Incorporated by reference to Post-Effective
                Amendment No. 30 and filed with the Securities and Exchange Commission on August 1, 2001.

(7) Underwriting Agreement dated July 9, 1990. Incorporated by reference to Post-Effective Amendment No. 21 and filed with the Securities and Exchange Commission on September 26, 1995.

(8)             Not Applicable

(9) Custodian Agreement dated July 1, 2001. Incorporated by reference to Post-Effective Amendment No. 30 and filed with the Securities and Exchange Commission on August 1, 2001.

(10)            Not Applicable

(11)            Opinion and Consent of Kirkpatrick & Lockhart LLP.
                Previously filed with the Securities and Exchange
                Commission on February 22, 2002, as part of Registrant's Form N-14 Registration Statement.

(12)            Opinion and Consent of Kirkpatrick & Lockhart LLP
                Regarding Certain Tax Matters. Filed herewith.                25

(13)      (a)   Transfer Agency Agreement dated January 23, 1992.
                Incorporated by reference to Post-Effective Amendment
                No. 21 and filed with the Securities and Exchange
                Commission on September 26, 1995.

          (b) Transfer Agency Fee Schedule dated August 1, 2001. Incorporated by reference to Post-Effective Amendment No. 30 and filed with the Securities and Exchange
                Commission on August 1, 2001.

(14) Consent of KPMG LLP, Independent Auditors. Previously filed with the Securities and Exchange Commission on February 22, 2002, as part of Registrant's Form N-14 Registration Statement.

(15)            Not Applicable

(16)            Powers of Attorney for Robert G. Davis, David G. Peebles, Robert
                L. Mason, Richard A. Zucker, Barbara B. Dreeben, Michael F. Reimherr, and Laura T. Starks dated July 19, 2000. Incorporated by reference to Post-Effective Amendment No. 29 and filed with the Securities and Exchange Commission on September 28, 2000. Powers of Attorney for Christopher W. Claus and David M. Holmes dated July 27, 2001. Incorporated by reference to Post-Effective Amendment No. 30 and filed with the Securities and Exchange Commission on August 1, 2001.

(17)            Not Applicable